Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000233894 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000233894 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233894 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000233894 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254610 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000254610 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000254610 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000238456 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000238456 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238456 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238456 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000230898 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230898 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230898 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000231201 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000231201 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231201 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231201 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000233895 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000233895 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000233895 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233895 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000227299 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000227299 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227299 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000227299 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227299 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000230231 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000230231 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230231 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000246389 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000246389 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246389 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(100.10%)
C000246389 | U.S. Government Agency Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000249115 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249115 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249115 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000249114 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249114 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249114 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000238444 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000238444 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238457 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000238457 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238457 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227543 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000227543 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227543 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227543 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220986 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000220986 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220986 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220986 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000220987 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000220987 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220987 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000246390 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000246390 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246390 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220988 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000220988 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220988 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220988 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000254612 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000254612 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254612 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254612 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236819 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	169.30%
C000236819 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236819 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(69.70%)
C000254611 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000254611 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254611 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233896 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000233896 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233896 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000233896 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233896 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000233896 | U.S. Goverment Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243093 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000243093 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243093 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243093 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000227300 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000227300 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	142.20%
C000227300 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227300 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(75.60%)
C000227300 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243094 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000243094 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000243094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000243094 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000243094 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243094 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000243094 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243094 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243094 | Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243094 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238807 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000238807 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238807 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(41.10%)
C000238807 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000238807 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238807 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000223058 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000223058 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223058 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000223058 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000223058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000241460 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	150.60%
C000241460 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(50.60%)
C000233897 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000233897 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243092 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000243092 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252036 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000252036 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252036 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000248321 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248321 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000251042 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251042 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251042 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000251042 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000251041 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000251041 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251041 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251041 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	87.50%